AXA PREMIER VIP TRUST

SUPPLEMENT DATED JANUARY 9, 2009 TO THE PROSPECTUS DATED MAY 1, 2008

This Supplement updates the above-referenced Prospectus of the AXA Premier VIP Trust (the “Trust”). You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104. You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with information about a new investment Sub-adviser, certain investment policy changes, and amended Portfolio fees and expense information for the Trust’s Equity and Fixed Income Portfolios.

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New Adviser for the

Multimanager Aggressive Equity Portfolio

Multimanager Health Care Portfolio

Multimanager International Equity Portfolio

Multimanager Large Cap Core Equity Portfolio

Multimanager Large Cap Growth Portfolio

Multimanager Large Cap Value Portfolio

Multimanager Mid Cap Growth Portfolio

Multimanager Mid Cap Value Portfolio

Multimanager Small Cap Growth Portfolio

Multimanager Small Cap Value Portfolio

Multimanager Technology Portfolio

(collectively, the “Multimanager Equity Portfolios”)

Effective on or about January 15, 2009, AXA Equitable Life Insurance Company (“AXA Equitable”), as the Investment Manager of the Trust and with the approval of the Trust’s Board of Trustees, will appoint SSgA Funds Management, Inc. (“SSgA FM”) to serve as an additional Sub-Adviser to an allocated portion of each of the Multimanager Equity Portfolios. SSgA FM will serve as Sub-Adviser to a newly-created allocated portion (“Index Allocated Portion”) of each Multimanager Equity Portfolio.

Under normal circumstances, AXA Equitable anticipates allocating approximately 50% of each Multimanager Equity Portfolio’s net assets to the Index Allocated Portion and the remaining 50% of net assets among each Multimanager Equity Portfolio’s existing active managers (“Active Allocated Portions”). Each of the above percentages is a target established by AXA Equitable and actual allocations between the Index Allocated Portion and Active Allocated Portions may deviate from the amounts shown by up to 20% of each Multimanager Equity Portfolio’s net assets. Each portion of a Multimanager Equity Portfolio may deviate temporarily from its asset allocation target for defensive purposes or as a result of appreciation or depreciation of its holdings. AXA Equitable will rebalance each portion of a Multimanager Equity Portfolio as it deems appropriate. To the extent that the Portfolio takes a temporary defensive position, it may not be pursuing its investment goal.

As one of the sub-advisers to the Multimanager Equity Portfolios, it is anticipated that SSgA FM, as adviser to each Portfolio’s Index Allocated Portion, will seek to achieve for the Index Allocated Portion of each Multimanager Equity Portfolio the total return before expenses that approximates the total return of the specific index identified below opposite the name of the Portfolio:

Portfolio	Index
Multimanager Aggressive Equity Portfolio	Russell 3000 Growth Index
Multimanager Health Care Portfolio	S&P North American Health Care Sector Index
Multimanager International Equity Portfolio	Morgan Stanley Capital International EAFE Index
Multimanager Large Cap Core Equity Portfolio	Standard & Poor’s 500 Index
Multimanager Large Cap Growth Portfolio	Russell 1000 Growth Index
Multimanager Large Cap Value Portfolio	Russell 1000 Value Index
Multimanager Mid Cap Growth Portfolio	Russell 2500 Growth Index
Multimanager Mid Cap Value Portfolio	Russell 2500 Value Index
Multimanager Small Cap Growth Portfolio	Russell 2000 Growth Index
Multimanager Small Cap Value Portfolio	Russell 2000 Value Index
Multimanager Technology Portfolio	S&P North American Technology Sector Index

The investment objective of each Multimanager Equity Portfolio will remain the same, and the investment policies of each Portfolio, except as otherwise described in this Supplement, will remain the same. Generally, SSgA FM will utilize a passive, full replication investment style for the Index Allocated Portion of each Multimanager Equity Portfolio in which each Index Allocated Portion will own the same stock and sectors in approximately the same weights as each respective index identified above. Due to this passive investment style, SSgA FM will seek to achieve for the Index Allocated Portion of each Multimanager Equity Portfolio the total return (before expenses) that approximates the total return of the specific index identified above opposite the name of the Portfolio while maintaining as minimal tracking error as possible.

SSgA FM is located at State Street Financial Center, One Lincoln Street, Boston, MA 02111. SSgA FM is a wholly owned subsidiary of State Street Corporation. As of September 30, 2008, SSgA FM had over $157 billion in assets under management. SSgA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation. SSgA is the largest institutional fund management company in the world with $1.69 trillion in assets under management as of September 30, 2008. SSgA provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East.

SSgA FM’s Global Structured Products Group will manage each Multimanager Equity Portfolio’s Index Allocated Portion. Portfolio managers Lynn Blake and John Tucker will jointly and primarily have responsibility for the day-to-day management of the Index Allocated Portion of each Multimanager Equity Portfolio. Ms. Blake is a Principal of SSgA FM, Senior Managing Director of SSgA and the Head of Non-US Markets in the Global Structured Products Group. Ms. Blake joined SSgA in 1987, and is currently responsible for overseeing the management of all non-US equity index strategies as well as serving as portfolio manager for several non-US equity index portfolios. Mr. Tucker is a Principal of SSgA FM, Managing Director of State Street Global Advisors and Head of US Equity Markets in the Global Structured Products Group. Mr. Tucker joined State Street in 1988 and is currently responsible for overseeing the management of all U.S. equity Index strategies and Exchange Traded Funds. Mr. Tucker manages numerous equity index portfolios and works closely with the other Unit Heads in the group.

The Statement of Additional Information provides additional information about a Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and a Portfolio Managers’ ownership of shares of a portfolio to the extent applicable.

New Adviser for the

Multimanager Core Bond Portfolio

Multimanager High Yield Portfolio

(collectively, the “Multimanager Fixed Income Portfolios”)

Effective on or about January 15, 2009, AXA Equitable Life Insurance Company (“AXA Equitable”), as the Investment Manager of the Trust and with the approval of the Trust’s Board of Trustees, will appoint SSgA FM to serve as an additional Sub-Adviser to an allocated portion of each of the Multimanager Fixed Income Portfolios. SSgA FM will serve as Sub-Adviser to a newly-created allocated portion (“Index Allocated Portion”) of each Portfolio.

Under normal circumstances, AXA Equitable anticipates allocating approximately 50% of each Multimanager Fixed Income Portfolio’s net assets to the Index Allocated Portion and the remaining 50% of net assets among each Multimanager Equity Portfolio’s existing active managers (“Active Allocated Portions”). Each of the above percentages is a target established by AXA Equitable and actual allocations between the Index Allocated Portion and Active Allocated Portion may deviate from the amounts shown by up to 20% of each Multimanager Fixed Income Portfolio’s net assets. Each portion of a Multimanager Fixed Income Portfolio may deviate temporarily from its asset allocation target for defensive purposes or as a result of appreciation or depreciation of its holdings. AXA Equitable will rebalance each portion of a Multimanager Fixed Income Portfolio as it deems appropriate. To the extent that a Multimanager Fixed Income Portfolio takes a temporary defensive position, it may not be pursuing its investment goal.

As one of the sub-advisers to the Multimanager Fixed Income Portfolios, it is anticipated that SSgA FM, as adviser to each Portfolio’s Index Allocated Portion, will seek to achieve for the Index Allocated Portion of each Multimanager Fixed Income Portfolio the total return before expenses that approximates the total return of the specific index identified below opposite the name of the Portfolio:

Portfolio	Index
Multimanager Core Bond Portfolio	Barclays Capital U.S. Aggregate Bond Index*
Multimanager High Yield Portfolio	Barclays Capital U.S. Corporate High Yield Index**

*	Formerly know as the Lehman Brothers U.S. Aggregate Bond Index
**	Formerly known as the Lehman Brothers U.S. Corporate High Yield Index

The investment objective of each Multimanager Fixed Income Portfolio will remain the same, and the investment policies of each Portfolio, except as otherwise described in this Supplement, will remain the same. While complete replication of a fixed income index is not practicable, SSgA FM generally will utilize a stratified sampling approach to seek to achieve for the Index Allocated Portion of each Multimanager Fixed Income Portfolio the total return (before expenses) that approximates the total return of the specific index identified above opposite the name of the Portfolio (each, a “Barclays Fixed Income Index,” and together, the “Barclays Fixed Income Indexes”), including reinvestment of coupon payments, at a risk level consistent with that of each Barclays Fixed Income Index. Each Fixed Income Allocated Portion may not track the performance of the respective Index perfectly due to differences between the individual security holdings of the Index Allocated Portion and the applicable Barclays Fixed Income Index, the expenses and the transaction costs, the size and frequency of cash flows into and out of each Index Allocated Portion, and differences between how and when a Multimanager Fixed Income Portfolio and the respective Barclays Fixed Income Index are valued.

With respect to the Index Allocated Portion of the Multimanager Core Bond Portfolio, SSgA FM generally will invest in a well-diversified portfolio that is representative of the domestic investment grade bond market, including U.S. Treasury, agency, credit, mortgage-backed securities, asset-backed securities and CMBS. Further, the Index Allocated Portion will be managed at all times duration neutral to the Index, and overall sector and quality weightings are closely replicated to the Index, with individual security selection based upon criteria generated by SSgA FM’s credit and research group, security availability, and SSgA FM’s analysis of the impact on the portfolio’s weightings.

With respect to the Index Allocated Portion of the Multimanager High Yield Portfolio, SSgA FM generally will invest in a well-diversified portfolio that attempts to replicate the characteristics of the Barclays Capital U.S. Corporate High Yield Index, including with respect to duration, issuer market weight, credit quality and industry. In seeking to replicate the broad high yield fixed income market SSgA FM also attempts to control portfolio risk at both the index level and at the portfolio construction level.

SSgA FM, is located at State Street Financial Center, One Lincoln Street, Boston, MA 02111. SSgA FM is a wholly owned subsidiary of State Street Corporation. As of September 30, 2008, SSgA FM had over $157 billion in assets under management. SSgA FM and other advisory affiliates of State Street Corporation make up SSgA, the investment management arm of State Street Corporation. SSgA is the largest institutional fund management company in the world with $1.69 trillion in assets under management as of September 30, 2008. SSgA provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East.

The SSgA Fixed Income Index Team will manage each Multimanager Fixed Income Portfolio’s Index Allocated Portion. Portfolio managers John Kirby and Mike Brunell will jointly and primarily have responsibility for the day-to-day management of the Multimanager Core Bond Portfolio’s Index Allocated Portion. Mr. Kirby and portfolio manager Elya Schwartzman will jointly and primarily have responsibility for the day-to-day management of the Multimanager High Yield Portfolio’s Index Allocated Portion. Mr. Kirby is a Principal of SSgA FM and a Vice President of SSgA. Mr. Kirby is the head of the firm’s Fixed Income Index team and has managed the product since 1999 and portfolios within the group since 1997. Mr. Brunell is a Principal of SSgA FM and SSgA. Mr. Brunell has been a member of the Fixed Income Index team since 2004. In his current role as part of the Beta solutions group, Mr. Brunell is responsible for developing and managing funds against a variety of conventional and custom bond index strategies, including fixed income exchange traded funds, which were established in 2007. Prior to joining the investment group, Mr. Brunell was responsible for managing the US Bond Operations team, which he had been a member of since 1997. Mr. Schwartzman is a Principal of SSgA FM and Vice President of SSgA and a member of the Passive Fixed Income Team. Previously, Mr. Schwartzman spent ten years as an analyst and portfolio manager in the Active Credit group, covering a broad group of industry sectors in both investment grade and speculative grade markets. He joined SSgA in 1999 and has been working in the Fixed Income field since 1996.

The Statement of Additional Information provides additional information about a Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and a Portfolio Managers’ ownership of shares of a portfolio to the extent applicable.

Principal Investment Risks

The principal risks of investing in each Multimanager Equity Portfolio and Multimanager Fixed Income Portfolio, listed in the Trust Prospectus under the heading “Principal Investment Risks,” is hereby supplemented for each Multimanager Equity Portfolio and Multimanager Fixed Income Portfolio with the following:

Index-Fund Risk—The Index Allocated Portion of a portfolio invests in the securities included in the relevant index or substantially identical securities regardless of market trends. The Index Allocated Portion of a portfolio cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index.

Other risks of a portfolio also are discussed in more detail under the heading “More About Investment Strategies & Risks” in the Trust Prospectus.

Portfolio Fees and Expenses

The table under the heading “Annual Portfolio Operating Expenses” in the section “Portfolio Fees & Expenses” is hereby deleted and replaced with the following:

	Multimanager Aggressive Equity Portfolio		Multimanager High Yield Portfolio
	Class A	Class B	Class A	Class B
Management fee†	0.59%	0.59%	0.53%	0.53%
Distribution and/or service (12b-1) fees*	0.00%	0.25%	0.00%	0.25%
Other Expenses†	0.16%	0.16%	0.18%	0.18%
Total annual operating expenses**	0.75%	1.00%	0.71%	0.96%

	Multimanager Core Bond Portfolio		Multimanager Health Care Portfolio
	Class A	Class B	Class A	Class B
Management fee†	0.52%	0.53%	0.95%	0.95%
Distribution and/or service (12b-1) fees*	0.00%	0.25%	0.00%	0.25%
Other Expenses†	0.18%	0.18%	0.22%	0.22%
Total annual operating expenses**	0.71%	0.96%	1.17%	1.42%

	Multimanager International Equity Portfolio		Multimanager Large Cap Core Equity Portfolio
	Class A	Class B	Class A	Class B
Management fee†	0.82%	0.82%	0.69%	0.69%
Distribution and/or service (12b-1) fees*	0.00%	0.25%	0.00%	0.25%
Other Expenses†	0.21%	0.21%	0.21%	0.21%
Total annual operating expenses**	1.03%	1.28%	0.90%	1.15%

	Multimanager Large Cap Growth Portfolio		Multimanager Large Cap Value Portfolio
	Class A	Class B	Class A	Class B
Management fee†	0.75%	0.75%	0.72%	0.72%
Distribution and/or service (12b-1) fees*	0.00%	0.25%	0.00%	0.25%
Other Expenses†	0.24%	0.24%	0.20%	0.20%
Total annual operating expenses**	0.99%	1.24%	0.92%	1.17%

	Multimanager Mid Cap Growth Portfolio		Multimanager Mid Cap Value Portfolio
	Class A	Class B	Class A	Class B
Management fee†	0.80%	0.80%	0.80%	0.80%
Distribution and/or service (12b-1) fees*	0.00%	0.25%	0.00%	0.25%
Other Expenses†	0.20%	0.20%	0.19%	0.19%
Total annual operating expenses**	1.00%	1.25%	0.99%	1.24%

	Multimanager Small Cap Growth Portfolio		Multimanager Small Cap Value Portfolio
	Class A	Class B	Class A	Class B
Management fee†	0.85%	0.85%	0.85%	0.85%
Distribution and/or service (12b-1) fees*	0.00%	0.25%	0.00%	0.25%
Other Expenses†	0.24%	0.24%	0.19%	0.19%
Total annual operating expenses**	1.09%	1.34%	1.04%	1.29%

	Multimanager Technology Portfolio
	Class A	Class B
Management fee†	0.95%	0.95%
Distribution and/or service (12b-1) fees*	0.00%	0.25%
Acquired Fund Fees and Expenses+	0.01%	0.01%
Other Expenses†	0.22%	0.22%
Total annual operating expenses (including Acquired Fund Fees and Expenses)**	1.18%	1.43%

†	“Management Fee” and “Other Expenses” have been restated to reflect current fees.

*	The maximum distribution and/or service (12b-1) fee for the portfolio’s Class B shares is 0.50% of the average daily net assets attributable to the portfolio’s Class B shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the portfolio’s Class B shares. This arrangement will be in effect at least until April 30, 2009.

**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administration or other fees to limit the expenses of each portfolio through April 30, 2009 (unless the board of trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Net Annual Operating Expenses of the portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies is which a portfolio invests and extraordinary expenses) do not exceed 0.75% for Class A shares and 1.00% for Class B shares of the Core Bond Portfolio, 1.60% for Class A shares and 1.85% for Class B shares of the Health Care Portfolio and the Technology Portfolio, respectively, 1.55% for Class A shares and 1.80% for Class B shares of the International Equity Portfolio, 1.10% for Class A shares and 1.35% for Class B shares of the Large Cap Core Equity Portfolio, the Large Cap Growth Portfolio and the Large Cap Value Portfolio, respectively, 1.35% for Class A shares and 1.60% for Class B shares of the Mid Cap Growth Portfolio and the Mid Cap Value Portfolio, respectively, and 1.30% for Class A shares and 1.55% for Class B shares of the Small Cap Growth Portfolio and the Small Cap Value Portfolio, respectively. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within 3 years of the payment or waiver being made and the combination of the portfolio’s expense ratio and such reimbursements do not exceed the portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management Team — The Manager and the Sub-advisers — Expense Limitation Agreement.”

+	The portfolio invests in shares of unaffiliated investment companies. Therefore, the portfolio will, in addition to its own expenses such as management fees, bear its pro-rata share of the fees and expenses incurred by the unaffiliated investment companies and the unaffiliated investment companies’ expenses will reduce the investment return of the portfolio.

The table under the heading “Example” in the section “Portfolio Fees & Expenses” is hereby deleted and replaced with the following:

	Multimanager Aggressive Equity Portfolio		Multimanager Core Bond Portfolio
	Class A	Class B	Class A	Class B
1 year	77	102	73	98
3 years	240	319	227	306
5 years	418	554	395	531
10 years	933	1227	885	1178

	Multimanager Health Care Portfolio		Multimanager High Yield Portfolio
	Class A	Class B	Class A	Class B
1 year	119	145	73	98
3 years	372	449	228	306
5 years	644	776	396	532
10 years	1420	1702	885	1180

	Multimanager International Equity Portfolio		Multimanager Large Cap Core Equity Portfolio
	Class A	Class B	Class A	Class B
1 year	105	130	92	117
3 years	328	406	287	365
5 years	569	702	498	633
10 years	1259	1545	1108	1398

	Multimanager Large Cap Growth Portfolio		Multimanager Large Cap Value Portfolio
	Class A	Class B	Class A	Class B
1 year	101	126	94	119
3 years	315	393	294	372
5 years	547	681	510	645
10 years	1213	1500	1134	1423

	Multimanager Mid Cap Growth Portfolio		Multimanager Mid Cap Value Portfolio
	Class A	Class B	Class A	Class B
1 year	102	127	101	126
3 years	318	397	315	393
5 years	552	686	547	681
10 years	1225	1511	1213	1500

	Multimanager Small Cap Growth Portfolio		Multimanager Small Cap Value Portfolio
	Class A	Class B	Class A	Class B
1 year	111	136	106	131
3 years	347	425	331	409
5 years	602	734	574	708
10 years	1333	1613	1271	1556

	Multimanager Technology Portfolio
	Class A	Class B
1 year	120	146
3 years	375	452
5 years	649	782
10 years	1432	1713

Management Fees

The narrative under the heading “Management Fees” in the section “Management Team” is hereby supplemented by the following:

Effective on or about January 1, 2009, the management fee with respect to each portfolio is as follows:

Portfolio	First $750 Million	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
Aggressive Equity	0.600%	0.550%	0.525%	0.500%	0.475%
Large Cap Core Equity	0.700%	0.650%	0.625%	0.600%	0.575%
Large Cap Growth	0.750%	0.700%	0.675%	0.650%	0.625%
Large Cap Value	0.750%	0.700%	0.675%	0.650%	0.625%
Mid Cap Growth	0.800%	0.750%	0.725%	0.700%	0.675%
Mid Cap Value	0.800%	0.750%	0.725%	0.700%	0.675%
International Equity	0.850%	0.800%	0.775%	0.750%	0.725%
Technology	0.950%	0.900%	0.875%	0.850%	0.825%
Health Care	0.950%	0.900%	0.875%	0.850%	0.825%
Small Cap Growth	0.850%	0.800%	0.775%	0.750%	0.725%
Small Cap Value	0.850%	0.800%	0.775%	0.750%	0.725%

Portfolio	First $1.25 Billion	Next $1 Billion	Next $1 Billion	Next $2.5 Billion	Thereafter
Core Bond	0.550%	0.525%	0.500%	0.475%	0.450%

Portfolio	First $500 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
High Yield	0.550%	0.525%	0.500%	0.480%	0.470%

A discussion of the basis for the decision by the Trust’s Board of Trustees to approve the amended investment management agreement and investment advisory agreement with SSgA FM with respect to each Multimanager Equity Portfolio and Multimanager Fixed Income Portfolio will be available in the Trust’s Annual Report to Shareholders for the period ended December 31, 2008.